Borrowings - Breakdown for non-current and current borrowings (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Borrowings
Beginning balance	€ 183,762
Repayments	(95,021)
Proceeds	187,801
Net foreign exchange difference	(7,715)
Ending balance	268,827
Portion classified as current liabilities	(258,561)
Non-current portion	10,266	€ 25,222
Within one year
Borrowings
Ending balance	258,561
In the second year
Borrowings
Ending balance	764
In the third year
Borrowings
Ending balance	9,294
Over three years
Borrowings
Ending balance	208
Guaranteed
Borrowings
Beginning balance	5,694
Repayments	(1,778)
Proceeds	28,872
Net foreign exchange difference	(3,313)
Ending balance	29,475
Portion classified as current liabilities	(28,364)
Non-current portion	1,111
Guaranteed | Within one year
Borrowings
Ending balance	28,364
Guaranteed | In the second year
Borrowings
Ending balance	764
Guaranteed | In the third year
Borrowings
Ending balance	139
Guaranteed | Over three years
Borrowings
Ending balance	208
Secured
Borrowings
Beginning balance	26,114
Repayments	(63,107)
Proceeds	42,334
Net foreign exchange difference	(749)
Ending balance	4,592
Portion classified as current liabilities	(4,592)
Secured | Within one year
Borrowings
Ending balance	4,592
Unsecured
Borrowings
Beginning balance	151,954
Repayments	(30,136)
Proceeds	116,595
Net foreign exchange difference	(3,653)
Ending balance	234,760
Portion classified as current liabilities	(225,605)
Non-current portion	9,155
Unsecured | Within one year
Borrowings
Ending balance	225,605
Unsecured | In the third year
Borrowings
Ending balance	€ 9,155